Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of Reconciliation of Cash, Cash Equivalents and Restricted Cash

The following table provides a reconciliation of cash, cash equivalents and restricted cash that sum to the total of the amounts shown in the accompanying condensed statements of cash flows (in thousands):

	September 30,
	2020	2019
Cash and cash equivalents	$311,327	$39,216
Restricted cash	33,311	743

Total cash, cash equivalents and restricted cash	$344,638	$39,959

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the balance sheets that sum to the total of the amounts shown in the statements of cash flows:

	December 31,
	2018	2019
Cash and cash equivalents	$33,264	$36,926
Restricted cash	151	743

	$33,415	$37,669